REVERSE STOCK SPLIT (Details Narrative) - shares	Jul. 07, 2015	Dec. 27, 2013	Dec. 27, 2013	Jul. 29, 2015
Stockholders Equity Reverse Stock Split [Abstract]
Excess of stock shares authorized	150,000,000			500,000,000
Reverse split stock	the 1 for 5 reverse split of the Company's common stock effectuated on July 8, 2015.	1-for-5	ratio of 1-for-5